EQUITY (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Schedule of Partnership Units [Line Items]
Beginning balance	$ 3,277
Ending balance	$ (572)
Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance (in shares) | shares	0
Share issuance (in shares) | shares	1,402,451
Ending balance (in shares) | shares	1,402,451
Combined share capital
Schedule of Partnership Units [Line Items]
Ending balance	$ 53
Combined share capital | Class C Shares
Schedule of Partnership Units [Line Items]
Beginning balance	0
Share issuance	53
Ending balance	$ 53